UNSECURED DEBT AND RELATED DERIVATIVES - Unsecured revolving credit facility (Details) - CAD ($)	Mar. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Unsecured debentures and term loans, net
Outstanding borrowings		$ 2,896,622,000	$ 2,381,708,000
Credit Facility
Unsecured debentures and term loans, net
Maximum borrowing capacity		1,000,000,000
Additional borrowing capacity		500,000,000
Outstanding borrowings		0	0
Borrowings, letters of credit		$ 3,500,000	$ 1,700,000
Credit Facility | Major Debt Obligation
Unsecured debentures and term loans, net
Borrowing facilities, renewal term	5 years